SUBSEQUENT EVENTS (Details Narrative) - Notable Labs Inc [Member] - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 22, 2023	Apr. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Proceeds from convertible debt	$ 5,000,000.0
Net cash	$ 15.0			$ 1,600,000
Lease cost
June 2023 Through May 2027 [Member]
Lease cost		$ 2,200,000
Simple Agreement Future Equity [Member]
Gross proceeds			$ 4,300,000
Convertible notes payable			$ 10,300,000
Simple Agreement Future Equity [Member] | Series D1 Preferred Stock [Member]
Preferred stock, shares issued			6,118,198
Convertible notes payable			$ 4,400,000
Simple Agreement Future Equity [Member] | Series D2 Preferred Stock [Member]
Preferred stock, shares issued			5,891,911
Issuance price			$ 6,000,000.0
Convertible notes payable			$ 6,000,000.0
Former Notable Security Holders [Member] | Merger Agreement [Member]
Ownership percentage	76.00%
Security Holders of VBL [Member] | Merger Agreement [Member]
Ownership percentage	24.00%